Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Numerator:
Net income	$ 8,223	$ 8,824	$ 11,622	$ 13,064	$ 6,623	$ 7,308	$ 5,987	$ 6,004	$ 41,733	$ 25,922	$ 14,013
Denominator:
Weighted-average shares outstanding									934,818	924,258	909,461
Effect of dilutive securities									10,537	12,387	15,251
Weighted-average diluted shares									945,355	936,645	924,712
Basic earnings per share	$ 8.76	$ 9.42	$ 12.45	$ 14.03	$ 7.13	$ 7.89	$ 6.49	$ 6.53	$ 44.64	$ 28.05	$ 15.41
Diluted earnings per share	$ 8.67	$ 9.32	$ 12.30	$ 13.87	$ 7.05	$ 7.79	$ 6.40	$ 6.43	$ 44.15	$ 27.68	$ 15.15